Item 1. Schedule of Investments:

Putnam Florida Tax Exempt Income Fund

The fund's portfolio
8/31/05 (Unaudited)
KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FHLMC Coll.	Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.	Federal National Mortgage Association Collateralized
FSA	Financial Security Assurance
GNMA Coll.	Government National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (98.5%)(a)

		Rating (RAT)	Principal amount	Value

California (1.4%)
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt. Cmntys.), Ser. A-3,
5.1s, 5/15/10		Baa2	$875,000	$914,077
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38		AAA	1,500,000	1,711,035
				2,625,112

Florida (89.9%)
Alachua Cnty., Hlth. Fac. Auth. Continuing Care VRDN (Oak Hammock U.), Ser. A, 2.32s,
10/1/32		VMIG1	3,100,000	3,100,000
Broward Cnty., Edl. Fac. Auth. VRDN (Nova Southeastern), Ser. C, 2.34s, 4/1/24		A-1+	1,800,000	1,800,000
Broward Cnty., Resource Recvy. Rev. Bonds (Wheelabrator), Ser. A, 5s, 12/1/06		AA	3,500,000	3,585,435
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. B, 5.95s, 5/1/06		BB-/P	100,000	100,595
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14		BB-/P	750,000	783,795
Deltona, Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 10/1/16		Aaa	2,050,000	2,286,529
Double Branch Cmnty., Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5.6s, 5/1/07		BB/P	160,000	160,989
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Ascension Hlth. Credit), Ser. A-1, AMBAC, U.S. Govt. Coll., 5 3/4s, 11/15/29		Aaa	2,750,000	3,043,535
(Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19		A3	1,500,000	1,546,605
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 5s, 11/1/07		BB-/P	255,000	256,232
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21		Aaa	1,730,000	1,756,331
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41		Aaa	3,210,000	3,292,561
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5s, 1/1/36		Aa2	4,000,000	4,207,680
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.3s, 7/1/15		Aa2	350,000	352,541
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.2s, 7/1/14		AA	350,000	352,293
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.1s, 7/1/13		Aa2	305,000	306,406
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.1s, 1/1/13		Aa2	250,000	251,560
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4s, 7/1/12		AA	200,000	201,060
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.9s, 7/1/11		AA	305,000	306,251
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.8s, 7/1/10		AA	265,000	265,220
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.7s, 1/1/10		AA	185,000	185,139
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.6s, 7/1/09		Aa2	130,000	129,949
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3 1/2s, 1/1/09		AA	150,000	149,948
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.3s, 1/1/08		Aa2	200,000	200,126
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.15s, 7/1/07		Aa2	160,000	159,514
FL State Board of Ed. G.O. Bonds
(Pub. Ed.), Ser. D, 5s, 6/1/19		AAA	2,205,000	2,406,581
(Cap. Outlay -2002), Ser. E, 5s, 6/1/11		AAA	3,250,000	3,541,752
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22		BBB/P	2,000,000	2,103,700
Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds, Ser. B, 7 3/8s, 5/1/31		BB/P	750,000	815,363
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds (Stoneybrook), 5 1/2s, 7/1/08		BB-/P	395,000	402,422
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29		BBB+/F	1,500,000	1,703,145
Highlands Cnty., Hlth. Fac. Auth. Mandatory Put Bonds (Adventist Hlth. Sunbelt Hosp.), 3.95s,
9/1/12		A-1	3,000,000	3,000,000
Hillsborough Cnty., Aviation Auth. Rev. Bonds (Tampa Intl. Arpt.), Ser. B, AMBAC, 5s, 10/1/13		Aaa	2,190,000	2,402,999
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24		Aaa	3,000,000	3,230,280
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35		BB/P	500,000	519,270
Jea, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FGIC
5s, 10/1/21		Aaa	1,000,000	1,082,700
5s, 10/1/20		Aaa	1,000,000	1,084,140
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18		Aaa	2,270,000	2,521,834
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25		BB-/P	1,500,000	1,526,985
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29		BBB-	2,500,000	2,557,650
Lee Cnty., Solid Waste Syst. Rev. Bonds, MBIA, 5s, 10/1/06		Aaa	7,000,000	7,114,240
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27		Aaa	1,600,000	1,763,632
Martin Cnty., Util. Syst. Rev. Bonds, AMBAC
5 1/4s, 10/1/20		Aaa	1,305,000	1,442,090
5 1/4s, 10/1/19		Aaa	1,240,000	1,372,990
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31		BB+	600,000	660,258

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26		Aaa	3,000,000	3,299,610
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s, 8/1/29		AAA	4,225,000	4,493,964
North Broward, Hosp. Dist. Rev. Bonds, 6s, 1/15/31		A3	2,500,000	2,702,525
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds, Ser. A, 7.2s, 5/1/32		BB+/P	1,000,000	1,079,180
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A, 4.2s,
7/1/09		BBB	750,000	763,207

Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	500,000	520,420
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care)
Ser. A, MBIA, 6 1/4s, 10/1/18	Aaa	3,000,000	3,688,650
5 3/4s, 12/1/32	A2	2,000,000	2,182,440
Orange Cnty., School Board COP, Ser. A, MBIA
5 3/8s, 8/1/22	Aaa	385,000	403,442
5 3/8s, 8/1/22 (Prerefunded)	Aaa	3,335,000	3,501,683
Orange Cnty., Tourist Dev. Tax Rev. Bonds, Ser. A, AMBAC, 4s, 10/1/05	Aaa	3,960,000	3,963,564
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty. Provider Pooled Loan Program), Ser. A,
FSA, 7 3/4s, 7/1/10	Aaa	599,000	602,193
Osceola Cnty., Trans. Rev. Bonds (Osceola Parkway), MBIA, 5s, 4/1/20	Aaa	5,700,000	6,204,849
Palm Coast, Util. Syst. Rev. Bonds, MBIA
5s, 10/1/24	AAA	1,000,000	1,073,350
5s, 10/1/23	Aaa	1,000,000	1,074,070
Pasco Cnty, School Board COP, Ser. A, AMBAC, 5s, 8/1/24	Aaa	2,235,000	2,407,877
Polk Cnty., Trans. Impt. Rev. Bonds, FSA, 5s, 12/1/25	Aaa	3,000,000	3,225,330
Port Everglades, Auth. Rev. Bonds, U.S. Govt. Coll., 7 1/8s, 11/1/16 (SEG)	Aaa	7,230,000	8,853,497
Reedy Creek, Impt. Dist. G.O. Bonds, Ser. B, AMBAC, 5s, 6/1/10	AAA	2,355,000	2,543,023
Seminole Cnty., School Board COP, Ser. B, FSA
5s, 7/1/18	Aaa	2,425,000	2,623,535
5s, 7/1/17	Aaa	2,160,000	2,349,043
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P	750,000	764,595
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33	Aa3	2,000,000	2,102,460
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	500,000	511,870
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s, 7/1/23	Aaa	4,300,000	4,626,628
Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	245,000	250,152
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	6,238,080
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	Aaa	5,995,000	6,817,934
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer & Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	2,500,000	2,625,874
U. Athletic Assn., Inc. VRDN (U. of FL Stadium), 2.45s, 2/1/20	VMIG1	2,100,000	2,100,000
U. Central FL Assn., Inc. COP, Ser. A, FGIC
5 1/8s, 10/1/24	Aaa	1,320,000	1,433,032
5s, 10/1/19	Aaa	1,990,000	2,158,712
5s, 10/1/18	Aaa	1,895,000	2,060,585
5s, 10/1/15	Aaa	1,340,000	1,475,822
5s, 10/1/14	Aaa	1,560,000	1,713,738
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	975,000	1,033,110
Waterlefe, Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 6 1/4s, 5/1/10	BB+/P	360,000	367,369
			163,867,738

Louisiana (1.1%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Cypress Apts.), Ser. A, GNMA Coll., 5
1/2s, 4/20/38	Aaa	1,750,000	1,887,165

Massachusetts (1.3%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30	BBB+/F	2,000,000	2,303,880

Minnesota (0.5%)
MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27	A3	875,000	962,045

Puerto Rico (3.1%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,500,000	1,566,360
5 3/8s, 5/15/33	BBB	260,000	271,931
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Auxilio Mutuo Oblig. Group), Ser. A,
MBIA, 6 1/4s, 7/1/16	Aaa	3,800,000	3,884,018
			5,722,309

South Carolina (1.2%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,000,000	2,199,580

TOTAL INVESTMENTS

Total investments (cost $170,234,108) (b)			$179,567,829

Putnam Florida Tax Exempt Income Fund

FUTURES CONTRACTS OUTSTANDING at 8/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value date		depreciation
U.S. Treasury Note 10 yr (Short)	2	$224,156	Dec-05	$(2,096)
U.S. Treasury Note 10 yr (Short)	123	13,889,391	Sep-05	(8,811)

Total				$(10,907)

NOTES

(a) Percentages indicated are based on net assets of $182,242,319.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2005. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $170,234,108, resulting in gross unrealized appreciation and depreciation of $9,374,260 and $40,539, respectively, or net unrealized appreciation of $9,333,721.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2005.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at August 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

Health care	22.9%
Transportation	12.5
Housing	11.2

The fund had the following insurance concentrations greater than 10% at August 31, 2005 (as a percentage of net assets):

FSA	16.2%
MBIA	16.0
AMBAC	14.9
FGIC	11.3

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest, or swaps, to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):	/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 31, 2005

By (Signature and Title):	/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 31, 2005